ECONOMIC DEPENDENCE (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 Customers	Dec. 31, 2019 CAD ($)
Economic Dependence Narrative Details [Abstract]
Percentage of revenue of major customers	75.00%	70.00%
Number of sales customers	2	2